SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.6%
Alabama — 2.0%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	$2,000	$2,510
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,220
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	4,027
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, Special Tax
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	2,724
5.000%, 07/01/2036	2,745	2,978
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	3,009
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	5,000	5,568
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,003
5.000%, 09/01/2031	3,140	3,922
5.000%, 09/01/2034	2,000	2,536
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,415
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	800
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,358

		41,070

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,886

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,500	1,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	$2,500	$2,676
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,557
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,900
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,641
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	1,850
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,466	3,473
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,185
Coconino County, Pollution Control, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	2,015
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,699
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,407
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,605
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	694
5.000%, 07/01/2029	250	288
5.000%, 07/01/2030	500	573
5.000%, 07/01/2032	1,095	1,245

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	$3,100	$3,792
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	368
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	364
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	888
5.000%, 06/15/2052 (B)	845	750
Pima County, Sewer System Authority, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,007
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,545
5.250%, 12/01/2026	4,510	5,463
5.000%, 12/01/2032	2,500	3,152
5.000%, 12/01/2037	1,000	1,302
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	897
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,167
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,088

		61,655

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,613
5.000%, 11/01/2034	1,210	1,391
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,843

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$1,535	$1,843
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,890

		8,580

California — 7.7%
California State, Department of Water Resources, Ser AS, RB Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,293
California State, GO
5.000%, 08/01/2026	3,880	4,898
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	6,039
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,060
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,765
5.000%, 09/01/2029	1,500	1,875
5.000%, 09/01/2030	3,395	4,222
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,714
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,616
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,548
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,103
California State, Public Finance Authority, Trinity Classical Authority, RB
Callable 07/01/2026 @ 103
5.000%, 07/01/2036 (B)	350	354

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	$1,000	$1,119
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	1,185	1,272
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,236
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,336
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,071
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	615	634
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,044
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	875	896
5.000%, 12/01/2033 (B)	390	402
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,374
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,042
California State, Various Purpose, GO
5.000%, 10/01/2024	2,090	2,495
5.000%, 04/01/2032	1,970	2,763
California State, Various Purpose, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,853

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	$2,500	$3,131
5.000%, 08/01/2030	6,500	8,066
5.000%, 08/01/2035	3,000	3,660
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,304
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,017
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,473
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/29/2020 @ 21
11.801%, 06/01/2047 (D)	6,850	1,345
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2026	1,450	1,721
5.000%, 06/01/2027	2,875	3,461
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,774
5.000%, 06/01/2035	4,755	5,510
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	396
5.000%, 03/01/2022	625	675
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,502
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	963
5.000%, 05/15/2032	500	571
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,850
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,875

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	$1,335	$1,350
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	596
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,189
Sacramento, Water Authority, RB Pre-Refunded @ 100
5.000%, 09/01/2023 (C)	1,395	1,606
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	399
San Francisco City & County, Public Utilities Commission, Ser D, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	3,685	3,936
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,073
San Francisco City & County, San Francisco International Airport, Ser E, AMT, RB
Callable 05/01/2029 @ 100
5.000%, 05/01/2034	1,000	1,201
San Joaquin Hills, Transportation Corridor Agency, Ser Senior LIEN A, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2029	1,165	1,297
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,127
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,101
5.000%, 09/01/2031	1,815	2,168
University of California, Ser Q, RB
Callable 07/13/2020 @ 100
5.250%, 05/15/2023	180	181

		154,548

Colorado — 3.5%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	431
5.000%, 06/15/2031	500	614

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Educational & Cultural Facilities Authority, Rocky Mountain Classical, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029 (B)	$575	$607
5.000%, 10/01/2039 (B)	575	567
5.000%, 10/01/2049 (B)	1,340	1,280
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,084
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,733
5.000%, 08/01/2037	2,000	2,282
5.000%, 08/01/2038	1,000	1,137
4.000%, 08/01/2037	1,500	1,559
4.000%, 08/01/2038	1,250	1,293
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,257
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,925
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,215	1,339
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,500
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,182
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,349
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,422
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,259
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,751

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	$1,360	$1,609
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,224
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,517
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,010
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	418
5.000%, 12/01/2031	855	890
5.000%, 12/01/2032	1,200	1,245
5.000%, 12/01/2034	1,000	1,038
5.000%, 12/01/2035	800	830
5.000%, 12/01/2036	600	623
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	774
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	1,000	1,213
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,257
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	260

		69,479

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,263
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2025	390	420
5.000%, 07/01/2026	255	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	$900	$1,022
5.000%, 07/01/2036	700	789
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,213
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,959
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,193
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,810
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,285
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,492
Connecticut State, Special Tax Revenue State, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	1,000	1,281

		33,002

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, Delaware State University Project, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	406

District of Columbia — 0.7%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,442
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,530
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,006

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	$1,000	$1,046
4.000%, 10/01/2036	1,500	1,563
4.000%, 10/01/2038	1,000	1,035

		14,622

Florida — 6.6%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	265	273
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (A)	4,000	4,745
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,812
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,511
5.000%, 10/01/2035	2,000	2,316
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,737
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,248
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,191
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,766
5.000%, 09/01/2021	825	856
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,401
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,510
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	967
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	$5,000	$6,104
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,506
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 07/13/2020 @ 105
6.500%, 01/01/2049 (A)(B)	2,355	1,997
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,338
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,210
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,742
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,518
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,592
Florida State, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	3,000	2,757
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,500	1,883
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,447
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	5,046
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	900	1,040
5.000%, 10/01/2023 (C)	970	1,121
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,909

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	$1,800	$2,056
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,875
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	482
5.000%, 04/01/2031	910	1,016
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,428
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,511
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,616
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,374
Osceola County, Transportation Revenue, Ser A-2, RB
2.439%, 10/01/2027 (D)	360	293
2.307%, 10/01/2026 (D)	275	231
2.107%, 10/01/2025 (D)	125	108
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,156
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,868
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	835	726
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	2,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	$3,000	$3,561
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	750	876
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	270	291

		132,589

Georgia — 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	2,775
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,911
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,486
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,108
5.000%, 07/01/2024	1,075	1,237
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,140
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,437
5.250%, 09/15/2020	3,740	3,781
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,750
Georgia State, Municipal Electric Authority, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,194
5.000%, 01/01/2035	1,500	1,722
Georgia State, Municipal Electric Authority, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 01/01/2044	3,250	3,436

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	$555	$612
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,016
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,859
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,193
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,879
5.000%, 07/01/2027	1,390	1,579
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.866%, 04/01/2048 (A)	1,865	1,808
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (A)	6,640	7,321
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,350

		62,594

Hawaii — 0.6%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,597
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,384
4.000%, 01/01/2037	4,500	5,278

		11,259

Idaho — 0.0%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	820	885

Illinois — 9.5%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.583%, 01/01/2025 (D)	325	314
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	$5,000	$5,611
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,666
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,489
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,524
5.000%, 01/01/2032	5,840	6,559
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,938
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,803
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	664
5.000%, 12/01/2028	100	102
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,840	2,823
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	2,850
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	602
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	510
5.000%, 04/01/2034	620	630
5.000%, 04/01/2036	445	449
5.000%, 04/01/2037	725	730
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,251
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	1,000	1,004
Chicago, Ser A, GO
5.000%, 01/01/2023	355	365

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	$1,210	$1,245
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,171
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,178
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,500	1,646
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,138
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,654
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,089
5.000%, 11/01/2034	1,500	1,609
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	5,746
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,519
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,687
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	4,058
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,560
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,168
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	3,072
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2021	160	165
5.000%, 09/01/2022	175	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	$6,410	$7,114
Illinois State, Finance Authority, Northshore University Health Care, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2031	2,000	2,558
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,102
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,173
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,224
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,058
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	275
5.000%, 02/15/2030	390	408
5.000%, 02/15/2032	265	274
5.000%, 02/15/2037	570	578
Illinois State, GO
5.500%, 05/01/2030	3,750	3,970
5.375%, 05/01/2023	165	170
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,217
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	3,350	3,409
5.250%, 02/01/2032	935	951
5.250%, 02/01/2033	735	747
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	2,983
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,879
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,482

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,308
5.500%, 07/01/2023	2,095	2,358
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,710
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,440
Illinois State, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2034	3,225	2,968
4.000%, 11/01/2035	2,800	2,566
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,020
5.000%, 11/01/2025	1,585	1,617
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,014
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,755
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,543
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,290
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,312
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,355
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,404
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	1,021
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,580
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,869

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	$250	$256
5.000%, 12/15/2032	255	260
5.000%, 12/15/2033	300	305
5.000%, 12/15/2034	400	405
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,240
Sales Tax Securitization, RB
5.000%, 01/01/2028	380	441
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,297
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,230
5.000%, 01/01/2037	1,000	1,113
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	3,750	4,286
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	230
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,473
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,258

		190,406

Indiana — 1.3%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,044
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,122
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,318
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,366

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$2,000	$2,521
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,223
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,777
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,548

		25,919

Iowa — 0.1%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 11/15/2020 @ 100
2.875%, 05/15/2049	225	216
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	1,500	1,584
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	204

		2,004

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,127
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,279
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,120	1,033

		9,439

Kentucky — 1.8%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (A)	$1,775	$1,935
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	15,725	16,827
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (A)	1,175	1,366

		36,518

Louisiana — 1.5%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,192
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,349
5.000%, 06/15/2030	1,500	1,741
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,464
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2022	1,000	1,030
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 07/02/2020 @ 100
5.500%, 05/15/2030	1,590	1,592
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,426
5.000%, 01/01/2032	2,100	2,355
5.000%, 01/01/2033	2,100	2,345
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,540
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,868
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,053
5.000%, 07/15/2027	1,750	1,840

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	$200	$218
6.100%, 12/01/2040 (A)(B)	235	256
5.850%, 08/01/2041 (A)(B)	1,625	1,713
St. James Parish, Louisiana Revenue, NuStar Logistics, Ser 2, RB
Callable 06/01/2030 @ 100
6.350%, 10/01/2040 (B)	1,015	1,113
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	876

		29,971

Maryland — 2.1%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,127
Baltimore, Harbor Pont Project, TA
Callable 06/01/2029 @ 100
3.500%, 06/01/2039 (B)	380	319
3.450%, 06/01/2035 (B)	180	155
3.400%, 06/01/2034 (B)	170	147
3.350%, 06/01/2033 (B)	160	140
3.300%, 06/01/2032 (B)	145	128
3.250%, 06/01/2031 (B)	130	117
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	620	671
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	1,250	1,250
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,228
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,101
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,960
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	6,097
5.000%, 03/15/2028	2,000	2,657

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Ser C, GO
5.000%, 08/01/2024	$3,000	$3,580
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	5,713
Montgomery County, Ser A, GO
5.000%, 11/01/2023	5,500	6,386
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,931
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	2,789

		42,496

Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	755	794
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,106
Massachusetts State, Development Finance Agency, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	156
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,536
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,347
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,849
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2028	1,750	2,076
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,321
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	3,046

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	$1,855	$2,233
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,605
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,454
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,661
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	7,137
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,906
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,811
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,599

		49,637

Michigan — 2.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,371
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,995
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	563
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,485
5.000%, 07/01/2023	2,500	2,853
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	$2,565	$2,932
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,613
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,092
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,374
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	430
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	280	306
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	3,894
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/29/2020 @ 100
6.000%, 06/01/2034	1,140	1,140
Richmond, Community Schools, Ser I, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2031	940	1,230
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	3,026
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,486
5.000%, 12/01/2031	1,800	2,048

		45,983

Minnesota — 0.6%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,382
5.500%, 01/01/2031	1,275	1,253
5.250%, 01/01/2037	500	353
Duluth, Independent School District No. 709, Ser A, RB
5.000%, 02/01/2025	500	592

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	$300	$362
5.000%, 01/01/2031	300	357
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	222
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	415
5.000%, 10/01/2027	600	708
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	1,961
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,610
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,300
5.000%, 05/01/2031	695	804

		11,319

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
Callable 07/01/2020 @ 100
0.040%, 11/01/2035 (A)	2,900	2,900
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 07/01/2020 @ 100
0.040%, 12/01/2030 (A)	600	600
Mississippi State, Development Bank, RB
Callable 07/01/2020 @ 100
0.040%, 12/01/2039 (A)	300	300
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,125
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,287

		6,212

Missouri — 2.2%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	$8,015	$8,381
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	231
4.375%, 02/01/2031 (B)	600	592
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,272
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,579
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,393
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,165
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,873
Missouri State, Health & Educational Facilities Authority, The Washington University Project, Ser B, RB
Callable 06/11/2020 @ 100
0.060%, 09/01/2030 (A)	2,000	2,000
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,180	1,298
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/ FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	750	815
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,360

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$1,850	$2,126
5.000%, 01/01/2028	1,400	1,605
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,176
St Louis, Airport Revenue, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	710
5.000%, 07/01/2033	625	742
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,605

		44,074

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,125

Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,621
5.000%, 09/01/2034	1,000	1,267
5.000%, 09/01/2035	2,840	3,619
5.000%, 09/01/2036	3,140	4,019
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	765	817
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,263
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,490
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,853
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,142

		28,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	$1,545	$1,873
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,294
Clark County, Ser A, GO
5.000%, 11/01/2021	2,100	2,240
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,193
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	525	560
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	655
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	481
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	280	273

		13,569

New Jersey — 3.9%
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,165
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	937
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,218
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,225	1,437
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,842
5.000%, 03/01/2028	1,250	1,292

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	$3,800	$4,068
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,031
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,211
5.000%, 06/15/2026	3,020	3,204
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	922
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,610
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,147
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,731
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,205
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	11,833
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	4,390	4,602
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,172
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	$3,585	$3,855
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,321
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,334
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,651
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,537
5.000%, 01/01/2032	6,000	7,322
5.000%, 01/01/2033	350	425
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	290
5.000%, 01/01/2033	425	432
5.000%, 01/01/2034	570	578
5.000%, 01/01/2035	570	578
5.000%, 01/01/2036	570	576
5.000%, 01/01/2037	570	575

		77,398

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,318
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	624

		1,942

New York — 6.1%
Long Island, Power Authority, RB Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	304
5.000%, 09/01/2034	1,000	1,212
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,802

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 02/01/2023	$1,920	$1,987
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,047
Metropolitan New York, Transportation Authority, Ser A-2-RE, RB
5.000%, 11/15/2045 (A)	500	543
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,183
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,519
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,350
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,069
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,652
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,107
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 07/13/2020 @ 100
6.500%, 12/01/2028	3,500	3,519
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,050
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,151
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	582
New York City, Ser D-1, GO
Callable 03/01/2030 @ 100
5.000%, 03/01/2039	500	627
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	$2,500	$2,662
New York City, Ser G4, GO
Callable 06/11/2020 @ 100
0.110%, 04/01/2042 (A)(F)	1,000	1,000
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,210
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,869
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,638
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,796
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,356
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,272
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Pre-Refunded @ 100
5.000%, 01/01/2022 (C)	610	655
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,371
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	953
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,229

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	$3,250	$4,015
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,230
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,161
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,010
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,874
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,453
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,049
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,015
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,072
3.150%, 04/01/2024	920	986
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,091
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,003
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,371
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,701
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	$4,000	$4,017
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,802
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,870
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,190
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,142
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	610
5.000%, 06/01/2031	525	606
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,164

		123,026

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,841
5.000%, 07/01/2027	1,500	1,846
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Project, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,576
North Carolina State, Medical Care Commission, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	295
North Carolina State, Medical Care Commission, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	615
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,847
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,459

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	$2,000	$2,445
Wake County, Ser A, GO
5.000%, 03/01/2028	1,000	1,328

		18,252

North Dakota — 0.1%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	1,000	1,090

Ohio — 2.9%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health Project, RB
5.000%, 12/01/2028	750	944
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,759
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	6,055	7,625
5.000%, 06/01/2033	1,150	1,435
5.000%, 06/01/2034	580	722
5.000%, 06/01/2035	1,150	1,423
5.000%, 06/01/2036	1,150	1,416
4.000%, 06/01/2037	580	651
4.000%, 06/01/2038	580	649
4.000%, 06/01/2039	580	647
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.622%, 06/01/2057 (D)	3,035	392
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	1,600	1,615
Cuyahoga County, Hospital Revenue, Metrohealth System, RB Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2033	$340	$313
5.000%, 12/01/2034	290	264
5.000%, 12/01/2035	350	318
5.000%, 12/01/2036	395	359
5.000%, 12/01/2037	380	345
5.000%, 12/01/2038	475	431
5.000%, 12/01/2039	295	267
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 06/11/2020 @ 100
0.100%, 05/01/2029 (A)	5,500	5,500
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,048
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,551
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,357
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,382
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,201
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,565
Ohio State, Private Activity Revenue, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	776
Ohio State, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (A)	3,230	3,827
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,788

		58,772

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	$2,510	$2,723
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,213

		3,936

Oregon — 1.0%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,584
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,883
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,148
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,845
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	3,755	3,920
Oregon State, Ser A, GO
5.000%, 05/01/2028	2,900	3,845
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2029	1,040	1,298
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.245%, 06/15/2027 (D)	1,000	922

		19,445

Pennsylvania — 5.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,060
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,275
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	755	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	$1,375	$1,453
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,143
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,592
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,195
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.640%, 09/01/2048 (A)	4,000	3,930
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	750
5.000%, 07/01/2034	875	889
Geisinger, Health Authority, RB
Callable 06/11/2020 @ 100
0.050%, 10/01/2043 (A)	2,000	2,000
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	549
5.000%, 07/01/2032	560	540
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,364
Luzerne County, Industrial Development Authority, American Water Co. Project, souAMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (A)	2,500	2,706
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,257
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	4,640

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	$1,810	$1,824
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	282
4.000%, 04/01/2025	650	749
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,147
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	165
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	2,520	2,636
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,058
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,960
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,503
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,851
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,555
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,275
5.000%, 12/01/2035	1,000	1,204
Philadelphia, Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	$1,000	$1,166
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,474
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,442
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,965
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,252
5.000%, 09/01/2036	2,000	2,429
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,799
Philadelphia, School District, Ser F, GO Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	32
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,163
5.000%, 09/01/2030	7,975	9,703
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,235

		117,720

Puerto Rico — 1.2%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
5.368%, 07/01/2046 (D)	14,200	3,669
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	2,770	2,695
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 30
5.197%, 07/01/2051 (D)	16,225	3,058
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	8,625	8,528

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	$7,290	$6,998

		24,948

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,681
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	625	646

		2,327

South Carolina — 0.8%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,857
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	800	881
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	1,951
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,232
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,703
5.000%, 07/01/2030	1,500	1,791
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,139
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,231

		16,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	$1,005	$1,132
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	965
5.000%, 11/01/2028	900	1,044
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,170	1,297

		4,438

Tennessee — 0.9%
Chattanooga, Health Educational & Housing Facility Board, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,155
5.000%, 08/01/2035	415	477
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,178
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	1,970
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	100	101
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,306
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	2,500	2,776
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,002

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	$1,715	$1,803

		17,768

Texas — 10.4%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,376
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,891
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,020
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	549
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,701
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	5,645
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,476
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,691
5.000%, 08/15/2033	6,500	6,967
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,241
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	2,500	3,046
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 07/13/2020 @ 100
5.250%, 01/01/2023	$3,495	$3,507
Dallas City, GO
5.000%, 02/15/2026	4,400	5,364
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,148
5.000%, 11/01/2031	1,250	1,427
5.000%, 11/01/2032	2,500	2,838
5.000%, 11/01/2033	1,175	1,329
5.000%, 11/01/2034	1,000	1,128
5.000%, 11/01/2035	1,000	1,124
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,512
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,532
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,340
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,806
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,508
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,309
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,058
5.000%, 11/15/2022	1,050	1,150
Harris County, Cultural Education Facilities Finance, RB
5.000%, 12/01/2025	2,000	2,381
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,602

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	$2,500	$2,566
5.000%, 11/15/2029	2,325	2,379
5.000%, 11/15/2030	3,310	3,375
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,423
Houston City, Ser A, RB
5.000%, 03/01/2025	3,070	3,687
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2027	6,000	6,420
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,532
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,770
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,333
Houston, Texas Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	2,954
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,998
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,190
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,045
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,954
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	$5,000	$5,774
5.000%, 01/01/2034	4,785	5,471
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,674
5.000%, 01/01/2033	995	1,170
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,997
5.000%, 01/01/2035	1,000	1,195
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,057
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,212
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,049
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	751
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,774
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 04/01/2029	3,000	3,503
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,263
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,835
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 07/13/2020 @ 100
7.500%, 06/30/2033	1,750	1,759
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,100
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,417
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,780

24	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	$1,000	$1,154
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,263
University of Houston, Ser A, RB
5.000%, 02/15/2021 (E)	105	108
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,662
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,146
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,679

		207,799

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,733
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,750
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	552
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,926

		9,961

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	725	758

Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	335
5.000%, 07/01/2027	250	306
5.000%, 07/01/2028	375	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	$3,055	$3,747
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,330
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,198
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,250
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,692
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,469
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 06/29/2020 @ 22
12.691%, 06/01/2047 (D)	41,470	6,880

		35,675

Washington — 3.3%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,100
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,685
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,049
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,163
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,772
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,688
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,670

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	$2,000	$2,156
5.000%, 07/01/2035	2,000	2,154
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020 (E)	2,000	2,008
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,803
Washington State, GO
5.000%, 07/01/2023	3,500	4,016
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,250	1,424
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (B)	745	705
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,981
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,922
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,250
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,329
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,403
5.000%, 06/01/2022	2,700	2,833

		66,111

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,625
5.000%, 06/01/2032	1,510	1,947
5.000%, 06/01/2034	1,000	1,278
5.000%, 06/01/2035	1,005	1,279

		6,129

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 1.7%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	$500	$599
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,119
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,540
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,222
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,286
Wisconsin State, Health & Educational Facilities Authority, St Camillos Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	476
5.000%, 11/01/2030	1,035	1,035
5.000%, 11/01/2039	1,135	1,065
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,879
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	600	614
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	770	779
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,218
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,452

26	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	$6,880	$8,035
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	622
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 06/22/2020 @ 100
5.250%, 04/01/2030	2,095	2,101
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	255
4.000%, 07/01/2028	225	259
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	256

		33,812

Total Municipal Bonds (Cost $1,895,660) ($ Thousands)		1,977,430

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	259,926	260

Total Cash Equivalent (Cost $260) ($ Thousands)		260

Total Investments in Securities — 98.6% (Cost $1,895,920) ($ Thousands)		$1,977,690

Percentages are based on Net Assets of $2,005,695 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2020, the value of these securities amounted to $31,494 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
PSF-GTD — Public Schools Fund Guarantee
RB — Revenue Bond
SA — Special Assessment
Ser — Series
TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,977,430	–	1,977,430
Cash Equivalent	260	–	–	260

Total Investments in Securities	260	1,977,430	–	1,977,690

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Intermediate-Term Municipal Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,421	$110,912	$(112,073)	$-	$-	$260	259,926	$22	$-

28	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.0%

Alabama — 5.9%
Baptist, Health Care Authority, UAB Health System, Ser B, RB
Callable 07/01/2020 @ 100
1.450%, 11/01/2042 (A)	$8,000	$8,000
Baptist, Health Care Authority, UAB Health System, Ser B, RB, AGC
Callable 06/12/2020 @ 100
1.070%, 11/15/2037 (A)	975	975
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
1.016%, 12/01/2048 (A)	13,510	12,922
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,539
Black Belt, Energy Gas District, Ser A, RB
Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,141
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,567
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	593
4.000%, 12/01/2024	500	549
4.000%, 12/01/2025	730	815
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	11,135
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,050
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
0.966%, 06/01/2049 (A)	18,000	17,036
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,418
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.760%, 04/01/2049 (A)	3,000	2,864

		75,604

Alaska — 0.4%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,011
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	2,975	3,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	$1,140	$1,196

		5,328

Arizona — 1.1%
Coconino County, Pollution Control, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,528
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 07/13/2020 @ 101
3.375%, 12/01/2031 (A)	1,815	1,845
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,725
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	549
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 06/16/2020 @ 100
1.040%, 09/01/2045 (A)	2,075	2,075

		13,722

California — 2.8%
Anaheim, Public Financing Authority, Public Improvement Project, Sub-Ser C, RB, AGM
1.167%, 09/01/2025 (B)	400	381
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
1.210%, 04/01/2045 (A)	250	249
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.480%, 12/01/2035 (A)	3,750	3,758
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.988%, 10/01/2023 (B)	1,095	1,061
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100
0.504%, 08/01/2047 (A)	1,500	1,471
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
0.321%, 10/01/2047 (A)	2,130	2,115

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100
0.490%, 10/01/2045 (A)	$1,150	$1,150
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,463
California State, Ser B, GO
Callable 06/01/2021 @ 100
0.888%, 12/01/2031 (A)	1,800	1,790
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 06/12/2020 @ 100
1.040%, 07/01/2040 (A)	3,000	3,000
California State, Statewide Communities Development Authority, Ethel Arnold Bradley Apartments, RB
Callable 06/01/2021 @ 100
1.250%, 12/01/2021 (A)	3,970	3,991
California State, Statewide Communities Development Authority, Ser D, RB
1.090%, 07/01/2041 (A)	2,525	2,525
Deutsche Bank Spears, Ser DBE, RB
0.460%, 12/01/2052 (A)(C)	1,000	1,000
Long Beach City, Harbor Revenue, AMT, RB
5.000%, 05/15/2023	3,000	3,349
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,540	1,658
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,825
Southern California, Public Power Authority, Ser B, RB
Callable 11/01/2020 @ 100
0.360%, 07/01/2040 (A)	2,000	1,984
Southern California, Tobacco Securitization, RB
5.000%, 06/01/2021	1,000	1,037
Southern Kern, Unified School District, Ser D, GO, BAM
1.246%, 11/01/2024 (B)	200	194
Whittier Union High School District, GO
1.071%, 08/01/2026 (B)	735	690

		35,691

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Colorado — 1.0%
Colorado State, Health Facilities Authority, Common Spirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	$1,250	$1,406
Colorado State, Housing & Finance Authority, RB
1.300%, 01/01/2038 (A)	3,720	3,736
Colorado State, Housing & Finance Authority, Ser A-2, South Range Crossing Project, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,526
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	1,505	1,644
Denver City & County, Airport System Revenue, Ser F, RB, AGC
Callable 06/12/2020 @ 100
1.090%, 11/15/2025 (A)	750	750
E-470, Public Highway Authority, RB
Callable 09/01/2020 @ 100
0.544%, 09/01/2039 (A)	750	742
Vauxmont Metropolitan District, Sub-Ser, RB, AGM
5.000%, 12/15/2021	100	106
5.000%, 12/15/2022	100	110

		13,020

Connecticut — 2.0%
Connecticut State, Health & Educational Facilities Authority, Ser U, RB
2.000%, 07/01/2033 (A)	1,200	1,234
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	559
Connecticut State, Higher Education Supplement Loan Authority, RB
1.100%, 07/01/2048 (A)	3,000	3,059
Connecticut State, Higher Education Supplement Loan Authority, Ser L, RB
4.000%, 11/01/2021	25	26
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,378
Connecticut State, Ser A, GO
5.000%, 04/15/2022	1,445	1,558
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,431
Connecticut State, Ser F, GO
5.000%, 11/15/2020	1,025	1,045

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, SIFMA Index Project, Ser A, GO
1.100%, 03/01/2025 (A)	$1,815	$1,814
1.060%, 03/01/2024 (A)	2,095	2,098
1.010%, 03/01/2023 (A)	1,075	1,078
Connecticut State, Special Tax Revenue State, RB
5.000%, 05/01/2022	400	431
4.000%, 05/01/2021	500	515
Connecticut State, Special Tax Revenue, Ser B, RB
5.000%, 12/01/2021	1,650	1,753
Hartford County, Metropolitan District, Ser A, GO
5.000%, 02/01/2021	565	583
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,000
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,034
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,007
5.000%, 08/01/2020	1,000	1,007
New Haven, Ser B, GO
5.000%, 02/01/2021	300	309
Oxford, BAN
2.500%, 01/15/2021	1,000	1,011

		24,930

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	795

District of Columbia — 1.8%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,076
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,015
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2020	100	101
5.000%, 10/01/2022	4,585	4,974
5.000%, 10/01/2023	5,225	5,849

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Ser B, AMT, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2024	$4,000	$4,060
5.000%, 10/01/2026	1,000	1,015

		23,090

Florida — 4.5%
Broward County, Florida Airport System Revenue, Ser A, AMT, RB
5.000%, 10/01/2020	400	405
Escambia County, Housing Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,036
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,772
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	925	1,091
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,570	2,682
Florida State, Higher Educational Facilities Financial Authority, Florida Institute of Technology, RB
5.000%, 10/01/2020	225	227
Florida State, Housing Finance Authority, Pembroke Tower Apartments, RB
1.550%, 09/01/2021 (A)	2,500	2,515
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	10,008
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,304
Jacksonville, Sales Tax Revenue, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2027	3,050	3,301
Jacksonville, Ser B, RB
5.000%, 10/01/2021	3,915	4,161
Lee Memorial, Health System Hospital, RB
Callable 07/01/2020 @ 100
0.950%, 04/01/2049 (A)	3,000	3,000
Miami-Dade County, Housing Finance Authority, RB
Callable 10/01/2021 @ 100
1.400%, 04/01/2023 (A)	2,000	2,019
Miami-Dade County, Housing Finance Authority, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,877

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Water & Sewer System Revenue, Ser 2016-XG0030, RB, AGM
Callable 10/01/2020 @ 100
0.140%, 10/01/2033 (A)(C)	$6,000	$6,000
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,643

		57,041

Georgia — 4.5%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB
Callable 07/02/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	3,004
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	511
1.550%, 12/01/2049 (A)	2,000	2,005
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,311
DeKalb County, Housing Authority, Silver Oaks Apartment Project, Ser A, RB
2.000%, 02/01/2022 (A)	1,500	1,513
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	945	1,038
Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	661
Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,079
Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.680%, 08/01/2048 (A)	1,500	1,455
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,501
Private Colleges & Universities Authority, Ser B-, RB
Callable 02/16/2022 @ 100
0.530%, 10/01/2039 (A)	2,500	2,468
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB
Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	1,410	1,413
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
Callable 12/01/2020 @ 100
2.250%, 12/01/2021 (A)	14,695	14,812

		57,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hawaii — 0.3%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2023	$4,000	$4,170

Illinois — 5.9%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2021	1,000	1,026
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,405	1,470
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	810	821
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,012
5.000%, 11/01/2023	3,000	3,034
Granite City, Madison Waste Management, RB
2.450%, 05/01/2027	4,000	4,027
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	469
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	421
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
0.617%, 11/01/2034 (A)	1,735	1,712
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	920	928
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020 (D)	950	959
5.000%, 08/15/2021 (D)	400	423
Illinois State, GO
5.000%, 07/01/2021	2,560	2,586
4.000%, 02/01/2021	1,350	1,349
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,049
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	15,958
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,531

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser B, RB
5.000%, 06/15/2020	$920	$921
Illinois State, Ser D, GO
5.000%, 11/01/2021	5,950	6,028
5.000%, 11/01/2022	6,000	6,101
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,255	3,461
Lake County, Forest Preserve District, Ser A, GO
0.976%, 12/15/2020 (A)	135	135
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.195%, 01/01/2021 (B)	1,195	1,189
2.194%, 01/01/2021 (B)(D)	1,555	1,552
Peoria County, Ser A, GO
Callable 06/11/2020 @ 100
0.510%, 01/01/2031 (A)	270	270
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	2,630	2,751
Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,580	1,654
Regional Transportation Authority, Ser B, RB
Callable 06/11/2020 @ 100
0.800%, 06/01/2025 (A)	5,000	5,000
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,117
University of Illinois, Ser A, RB
5.000%, 04/01/2022	500	529
Whiteside & Lee Counties, Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,292
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.217%, 11/01/2022 (B)	1,625	1,599
Woodbridge DU Page Will & Cook Countys, Industrial Development, Home Run Inn Frozen Food Project, AMT, RB
Callable 06/11/2020 @ 100
0.170%, 10/01/2025 (A)(E)	1,305	1,305

		74,712

Indiana — 2.8%
Center Grove, Multi-Facility School Building, RB
Callable 07/13/2020 @ 100
2.500%, 12/15/2020	1,000	1,001
Indiana Finance Authority, RB
3.875%, 08/01/2021	6,500	6,708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Bond Bank Revenue, RB
Callable 01/05/2021 @ 100
3.000%, 01/11/2021	$3,000	$3,047
Indiana State, Finance Authority, Indiana University, RB
Callable 01/01/2022 @ 100
1.650%, 03/01/2027 (A)	1,500	1,527
1.650%, 12/01/2042 (A)	2,000	2,030
Indiana State, Finance Authority, Indiana University, Ser L, RB
Callable 07/02/2020 @ 100
0.390%, 12/01/2046 (A)	2,725	2,706
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, Sub-Ser, RB
1.350%, 11/01/2027 (A)	2,975	2,978
Indianapolis, Local Public Improvement Bond Bank, Ser B, RB
Callable 07/13/2020 @ 100
1.450%, 06/01/2021	4,000	4,003
Rockport City, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,641
Rockport City, Pollution Control Project, BP Products North Amoriea Project, RB
1.350%, 07/01/2025 (A)	1,000	1,015
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2021	740	760
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,500	6,103

		35,519

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 11/02/2020 @ 100
0.410%, 07/01/2047 (A)	2,000	1,992

Kansas — 1.1%
Baldwin City, Ser A, GO
4.400%, 03/01/2021	860	886
Kansas State, Department of Transportation, Ser C, RB
0.521%, 09/01/2023 (A)	7,700	7,575
Kansas State, Department of Transportation, Ser C-4-REMK, RB
0.621%, 09/01/2024 (A)	1,000	981

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Development Finance Authority, Forest Glen Estates Apartments, RB
Callable 07/01/2021 @ 100
1.660%, 07/01/2022 (A)	$4,000	$4,042
Lenexa City, Ser B, GO
Callable 09/01/2020 @ 100
1.625%, 09/01/2021	1,000	1,002

		14,486

Kentucky — 2.8%
Ashland, Medical Center, RB
5.000%, 02/01/2021	385	393
5.000%, 02/01/2022	500	527
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
0.980%, 11/01/2021 (A)	2,615	2,590
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
Callable 07/13/2020 @ 100
1.010%, 11/01/2025 (A)	1,250	1,200
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,210
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,175
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2020	650	650
4.000%, 12/01/2020	1,000	1,013
4.000%, 06/01/2021	1,000	1,026
4.000%, 12/01/2021	1,495	1,553
4.000%, 06/01/2022	1,430	1,502
4.000%, 12/01/2022	2,000	2,123
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,463
Louisville & Jefferson County, Metropolitan Government, RB
1.850%, 10/01/2033 (A)	1,000	1,009
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,142
Owensboro, Electric Light & Power System Revenue, Ser B, RB
5.000%, 01/01/2021	1,675	1,719
Paducah, Electric Plant Board, RB
5.000%, 10/01/2020	2,250	2,284

		35,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Louisiana — 0.6%
Louisiana State, Housing Corporation, Hollywood Acres & Heights Project, RB
Callable 12/01/2021 @ 100
1.440%, 12/01/2023 (A)	$3,000	$3,036
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	1,980
Louisiana State, Offshore Terminal Authority, Loop Project, RB
1.650%, 09/01/2034 (A)	1,760	1,738
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,021

		7,775

Maryland — 0.5%
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,036
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,070

		6,106

Massachusetts — 2.7%
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2020	3,320	3,363
5.000%, 10/01/2021	3,490	3,671
5.000%, 10/01/2022	2,195	2,391
5.000%, 10/01/2023	2,400	2,699
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,309
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	853
5.000%, 07/01/2021	400	416
5.000%, 07/01/2022	400	430
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.450%, 05/01/2027 (A)(C)	1,250	1,259
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	804
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	376

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 06/18/2020 @ 100
1.010%, 07/01/2042 (A)	$1,000	$1,000
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
2.000%, 07/01/2020 (E)	4,750	4,756
Massachusetts State, Housing Finance Agency, RB
2.400%, 06/01/2021 (A)	4,000	4,000
2.400%, 12/01/2023 (A)	2,225	2,295
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,454

		34,076

Michigan — 1.7%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	600	654
5.000%, 07/01/2023	465	526
Lake Superior State University, Board of Trustees, RB, AGM
4.000%, 11/15/2020	1,010	1,026
Michigan State, Building Authority, Ser I, RB
Callable 10/15/2021 @ 100
5.000%, 10/15/2023	1,220	1,298
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2020	530	539
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,607
Michigan State, Finance Authority, Bronson Health Care Group, Ser A, RB
2.000%, 08/20/2020 (E)	1,225	1,229
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,201
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	489
Michigan State, Strategic Fund, RB
4.000%, 11/15/2020	800	800
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,119
University of Michigan, RB
Callable 10/01/2021 @ 100
0.410%, 04/01/2033 (A)	4,135	4,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	$2,000	$2,097

		21,684

Minnesota — 0.8%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	493
Minneapolis, Multi-Family Housing, Madison Apartments Project, RB
Callable 11/01/2021 @ 100
1.550%, 11/01/2022 (A)	4,050	4,098
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser E, AMT, RB
2.000%, 07/01/2020	535	536
Minnesota State, Housing Finance Agency, White Oak Estates, Ser C, RB
Callable 11/01/2020 @ 100
1.600%, 08/01/2021	1,000	1,004
Minnesota State, Housing Finance Agency, Ser D, RB
Callable 02/01/2021 @ 100
1.400%, 02/01/2022	1,100	1,106
Minnesota State, Housing Finance Agency, Ser F, RB
Callable 02/01/2021 @ 100
1.350%, 08/01/2021	1,555	1,563
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2021 @ 100
1.000%, 08/01/2021	750	753

		9,553

Mississippi — 1.7%
Gulfport, Hospital Facility Revenue , Memorial Hospital at Gulfport, RB
5.000%, 07/01/2020	750	752
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	540
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 11/01/2020 @ 100
1.500%, 05/01/2037 (A)	9,732	9,732
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/01/2021 @ 100
2.500%, 04/01/2022	7,000	7,063

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	$500	$500
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
0.500%, 09/01/2022 (A)	700	700
Mississippi State, Hospital Equipment & Facilities Authority, Forest General Hospital Project, RB
5.000%, 01/01/2021	300	308
5.000%, 01/01/2022	350	374
1.980%, 09/01/2036 (A)	1,500	1,500

		21,469

Missouri — 0.7%
Missouri State, Health & Educational Facilities, Still University of Health Services, RB
4.000%, 10/01/2021	730	741
Missouri State, Public Utilities Commission, RB
Callable 09/01/2020 @ 100
1.500%, 03/01/2021	8,570	8,592

		9,333

Montana — 0.1%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2021 @ 100
1.000%, 03/01/2028 (A)	1,480	1,482

Nebraska — 0.1%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	526
Douglas County, Hospital Authority No. 2, RB
5.000%, 11/15/2022	265	290

		816

Nevada — 0.2%
Nevada State, Housing Division, Silver Terrace Apartments, Ser M, RB
Callable 04/01/2021 @ 100
1.190%, 10/01/2022 (A)	2,000	2,010
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,017

		3,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hampshire — 0.6%
New Hampshire State, Business Finance Authority, Emerald Renewable Diesel Project, AMT, RB
2.000%, 06/01/2049 (A)(C)	$8,000	$8,018

New Jersey — 6.5%
Lyndhurst Township, BAN
1.500%, 02/05/2021	4,065	4,097
Millburn Township, BAN
1.500%, 01/29/2021	4,873	4,910
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.360%, 09/01/2025 (A)	1,050	1,012
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,600	3,640
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2024	14,780	15,642
New Jersey State, Economic Development Authority, Ser BBB, RB
5.000%, 06/15/2021	620	630
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2020	1,500	1,529
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB
Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,388
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,173
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,002
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2020	1,290	1,304
4.000%, 04/01/2021	1,405	1,441
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	1,000	1,010

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2020	$1,990	$1,992
5.000%, 12/15/2024	3,000	3,178
4.000%, 06/15/2020	505	505
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,500	1,619
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,082
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	500	508
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	2,265	2,335
New Jersey State, Turnpike Authority, Ser C, RB
0.721%, 01/01/2023 (A)	5,665	5,563
New Jersey State, Turnpike Authority, Ser C, RB
Callable 07/13/2020 @ 100
0.581%, 01/01/2028 (A)	2,000	1,992
New Jersey State, Turnpike Authority, Ser D-1, RB
0.821%, 01/01/2024 (A)	1,000	975
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	950
Plainfield City, GO, AGM
4.000%, 08/15/2023	1,120	1,249
Sussex County, Municipal Utilities Authority, Ser B, RB, AGM
1.157%, 12/01/2020 (B)	1,800	1,797
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2020	3,000	3,000
5.000%, 06/01/2021	4,000	4,147

		82,670

New York — 10.6%
Albany City, School District, Ser B, BAN
2.000%, 07/31/2020	2,390	2,395
Albany County, Airport Authority, Ser B, AMT, RB
5.000%, 12/15/2021	800	849
5.000%, 12/15/2022	875	955
Broome County, Ser A, GO
2.000%, 04/30/2021	1,360	1,376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Corinth, Central School District, BAN
Callable 07/02/2020 @ 100
1.750%, 07/24/2020	$2,385	$2,387
Greater Southern Tier, Board of Cooperative Educational Services District, RAN
2.000%, 06/30/2020	18,955	18,978
Metropolitan New York, Transportation Authority, Ser A, RB
4.000%, 02/01/2022	3,430	3,440
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 02/01/2023	2,100	2,173
Metropolitan New York, Transportation Authority, Ser B, BAN
5.000%, 05/15/2021	36,870	37,362
Metropolitan New York, Transportation Authority, Ser D, RB
0.560%, 11/15/2044 (A)	1,000	954
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,990	2,185
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	1,695	1,851
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	8,730	8,843
New York City, Housing Development, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,580
New York City, Housing Development, Ser S, RB
Callable 02/01/2022 @ 100
2.100%, 11/01/2058 (A)	600	613
New York State, Environmental Facilities Authority, Waste Management Project, AMT, RB
1.900%, 05/01/2030 (A)	1,000	1,001
New York State, Housing Finance Agency, RB
Callable 07/02/2020 @ 100
1.875%, 05/01/2050 (A)	2,500	2,501
New York State, Housing Finance Agency, Ser L, RB
Callable 06/01/2021 @ 100
1.375%, 11/01/2022	560	564
New York State, Housing Finance Agency, Ser P, RB
Callable 12/01/2021 @ 100
1.600%, 11/01/2024	5,000	5,044
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	514

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB
Callable 06/11/2020 @ 100
0.950%, 05/01/2047 (A)(C)	$4,000	$4,000
Suffolk County, RAN
5.000%, 03/19/2021	1,000	1,017
Suffolk County, Ser I, TAN
2.500%, 07/23/2020	8,000	8,005
2.000%, 09/25/2020	7,155	7,152
Tender Option Bond Trust Receipts, Ser 2020-XM0824, RB
0.150%, 02/15/2028 (A)(C)	4,000	4,000
Triborough Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2021 @ 100
0.616%, 11/15/2027 (A)	2,460	2,425
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,000

		135,164

North Carolina — 0.5%
Charlotte, Housing Authority, Heritage Park Apartments, RB
1.450%, 06/01/2022 (A)	5,000	5,042
Durham, Housing Authority, Monroe Road Apartments, RB
1.300%, 01/01/2021 (A)	1,795	1,800

		6,842

North Dakota — 0.0%
Williston City, Airport Revenue, RB
5.000%, 11/01/2020	525	535

Ohio — 5.1%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2020	3,000	3,059
5.000%, 12/01/2021	500	529
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,091
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,210	4,248
American Municipal Power, RB
5.000%, 02/15/2023	1,000	1,124
2.500%, 06/25/2020	3,250	3,254
2.250%, 08/13/2020	500	502
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,300	1,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, BAN
3.000%, 07/23/2020	$1,815	$1,821
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	2,030
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
Callable 04/01/2021 @ 100
2.000%, 04/01/2022 (A)	1,750	1,767
Fairview Park, City School District, GO
1.508%, 12/01/2022 (B)	515	508
Franklin County, Sawyer & Trevitt Project, RB
1.770%, 06/01/2020	475	475
Heath City, School District, GO, NATL
1.960%, 12/01/2020 (B)	1,025	1,023
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,272
Lorain County, Ser B, GO
Callable 07/13/2020 @ 100
1.300%, 02/06/2021	805	807
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,129
Mahoning County, Sales Tax Improvement, RB
3.000%, 09/16/2020	1,000	1,008
Mizuho Floater, Ser 2019-MIZ9001, RB
0.310%, 07/01/2059 (A)(C)(E)	1,000	1,000
Montgomery County, Miami Valley Hospital, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2021	1,700	1,728
Newark City, Church Street Improvement, RB
2.250%, 03/24/2021	560	567
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,008
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
2.000%, 09/01/2021 (A)	1,050	1,053
Ohio State, Housing Finance Agency, Rad East Project, RB
Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,136
Ohio State, Housing Finance Agency, Sutter View Apartments, RB
Callable 07/01/2021 @ 100
1.620%, 07/01/2023 (A)	3,500	3,537

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 07/02/2020 @ 100
1.400%, 09/01/2020	$2,620	$2,621
Ohio State, Hospital Revenue, University Hospital Health System, Ser C, RB
5.000%, 01/15/2042 (A)	200	210
Port of Greater Cincinnati, Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	4,967
Trumbull County, BAN
2.500%, 07/23/2020	2,250	2,257
West Carrollton City, School District, GO
2.125%, 06/25/2020	4,000	4,005

		65,041

Oklahoma — 0.7%
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,006
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,012
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,107
Oklahoma State, Development Finance Authority, Golcrease expressway West, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	2,500	2,393
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,517
5.000%, 09/01/2021	1,650	1,743
Tulsa County, Industrial Authority, Sand Springs Public Schools Project, RB
5.000%, 09/01/2021	330	348

		9,126

Oregon — 0.0%
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	308

Pennsylvania — 6.6%
Berks County, Municipal Authority, Tower Health Project, Ser A, RB
5.000%, 02/01/2024	500	539
Bethlehem, Area School District, Ser A, RB
Callable 11/02/2020 @ 100
0.612%, 01/01/2032 (A)	6,000	5,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, General Authority Revenue, AGM, RB
Callable 06/11/2020 @ 100
0.120%, 09/01/2027 (A)	$2,600	$2,600
Cumberland County, Municipal Authority, RB
3.750%, 05/01/2044 (A)	1,000	1,008
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.530%, 09/01/2048 (A)	2,500	2,467
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	419
Lackawanna County, Industrial Development Authority, Scranton University Project, RB
5.000%, 11/01/2024	250	268
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,618
Montgomery County, Higher Education & Health Authority, RB
4.000%, 05/01/2036 (A)	2,305	2,350
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,000
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	1,500	1,500
5.000%, 06/01/2021	3,000	3,117
Pennsylvania State, Economic Development Financing Authority, AMT, RB
3.000%, 06/01/2044 (A)	1,750	1,752
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,186
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 04/15/2021	400	414
5.000%, 04/15/2022	450	482
Pennsylvania State, Economic Development Financing Authority, Ser A, AMT, RB
1.700%, 08/01/2037 (A)	2,845	2,846
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,322

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	$1,000	$1,016
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I, RB
Callable 11/01/2020 @ 100
2.720%, 11/01/2031 (A)	2,500	2,515
Pennsylvania State, Higher Educational Facilities Authority, RB
3.000%, 05/01/2033 (A)	1,000	1,012
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,863
5.000%, 06/15/2024	11,725	13,514
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,260	1,331
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	367
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.710%, 12/01/2023 (A)	3,000	2,938
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.810%, 12/01/2023 (A)	1,500	1,472
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	567
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,949
5.000%, 09/01/2023	3,000	3,391
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	207
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100
0.470%, 02/15/2024 (A)	3,250	3,216
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2024	475	509

		84,672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island — 0.2%
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	$2,475	$2,658

South Carolina — 1.7%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/01/2021 @ 100
0.503%, 01/01/2035 (A)	1,700	1,686
Laurens County, Water & Sewer Commission, RB
Callable 07/01/2021 @ 100
1.375%, 02/01/2022	900	909
South Carolina, Jobs-Economic Development Authority, Prisma Health Obligation Group, RB
Callable 06/11/2020 @ 100
1.200%, 05/01/2048 (A)	5,300	5,300
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100
0.566%, 10/01/2031 (A)	12,040	11,777
Spartanburg County, Shool District No. 1, Ser D, GO
5.000%, 03/01/2022	2,180	2,350

		22,022

Tennessee — 1.8%
Franklin County, Health & Educational Facilities Board, RB
Callable 12/01/2020 @ 100
2.400%, 12/01/2021 (A)	1,365	1,376
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	850	865
Lewisburg, Industrial Development Board, Lewisburg Summit Apartments, RB
1.550%, 09/01/2022 (A)	2,000	2,049
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,320
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,160
Memphis, Health Educational & Housing Facility Board, Keystone Landing & Pendleton Place Apartments, RB
Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	2,005

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, Ser B-1, RB
1.550%, 11/15/2030 (A)	$2,390	$2,397
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartments Project, RB
1.500%, 07/01/2020	3,750	3,753
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,553
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,618

		23,096

Texas — 12.0%
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,517
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,503
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,729
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	5,005
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,007
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,033
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,067
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 06/18/2020 @ 100
1.040%, 07/01/2031 (A)	1,000	1,000
Cypress-Fairbanks, Independent School District, RB, PSF-GTD
Callable 02/15/2021 @ 100
5.000%, 02/15/2025	1,885	1,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	$4,095	$4,166
1.250%, 02/15/2036 (A)	1,165	1,179
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,500	1,653
DeSoto, Independent School District, GO, PSF-GTD
1.120%, 08/15/2026 (B)	1,500	1,398
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,016
El Paso, Independent School District, GO
2.500%, 02/01/2040 (A)	1,000	1,021
Fort Bend, Independent School District, Ser A, RB, PSF-GTD
1.950%, 08/01/2049 (A)	2,000	2,043
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,860	9,867
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,685	7,743
Gulf Coast, Waste Disposal Authority, Waste Management of Texas, Ser B, AMT, RB
2.450%, 05/01/2028 (A)	2,500	2,517
Harlandale, Independent School District, GO, PSF-GTD
Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,009
Harris County, Cultural Education Facilities Finance, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,715
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	4,305	4,320
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100
0.492%, 05/15/2034 (A)	2,360	2,327
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,205
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 08/15/2020 @ 100
0.403%, 08/15/2036 (A)	3,670	3,637
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	500	501

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lower Colorado, River Authority, LCRA Transmission Services Project, Ser 2020, RB
5.000%, 05/15/2021	$1,000	$1,044
5.000%, 05/15/2022	1,000	1,089
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	4,000	4,011
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,104
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 07/13/2020 @ 100
2.500%, 08/01/2020	2,000	2,002
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,937
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,646
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2020 @ 100
1.420%, 08/01/2040 (A)	1,285	1,286
Northside, Independent School District, GO, PSF-GTD
Callable 08/01/2020 @ 100
2.125%, 08/01/2040 (A)	1,500	1,503
Rib Floater Trust, Various State, Ser 2019- 10, RB
Callable 07/01/2023 @ 100
0.260%, 11/15/2046 (A)(C)(E)	4,500	4,500
Rockwall, Independent School District, Ser A, GO, PSF-GTD
1.219%, 02/15/2021 (B)	2,000	1,994
Round Rock, Independent School District, GO, PSF-GTD
Callable 08/01/2020 @ 100
6.000%,–%, 0, 08/01/2040 (A)	1,160	1,161
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,115
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
3.000%, 12/01/2045 (A)	2,375	2,405
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South San Antonio, Independent School District, GO, PSF-GTD
0.500%, 08/15/2022 (B)	$1,500	$1,484
Texas State, Department of Housing & Community Affairs, RB, FHA
Callable 07/13/2020 @ 100
1.600%, 05/01/2021 (A)	1,310	1,311
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
1.179%, 09/15/2027 (A)	1,500	1,416
Texas State, TRAN
4.000%, 08/27/2020	2,000	2,018
Travis County, Housing Finance, McKinney Falls Apartments, RB
Callable 07/02/2020 @ 100
2.750%, 04/01/2021	6,300	6,307
Weslaco, Housing Opportunities, RB
1.420%, 01/01/2023 (A)	14,760	14,922

		153,401

Utah — 0.3%
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,539
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	521
4.000%, 10/15/2022	325	329

		4,389

Virginia — 2.3%
Chesapeake Bay, Bridge & Tunnel District, BAN
5.000%, 11/01/2023	2,000	2,150
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB
Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,014
2.210%, 02/01/2021 (A)	2,000	2,005
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,001
Henry County, Industrial Development Authority, RB
Callable 11/01/2021 @ 100
2.000%, 11/01/2023	2,500	2,553
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,150	2,152

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	$6,050	$6,232
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB
Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	5,000	5,012
Staunton, Redevelopment & Housing Authority, Willow View Town Homes, RB
Callable 11/01/2020 @ 100
1.950%, 05/01/2022 (A)	1,500	1,508
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.200%, 11/01/2040 (A)	1,000	1,000
Wise County, Industrial Development Authority, Ser 2009, RB
2.150%, 10/01/2040 (A)	120	120

		28,747

Washington — 2.8%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2020 @ 100
0.410%, 11/01/2045 (A)	10,000	9,912
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.560%, 11/01/2045 (A)	1,525	1,499
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	10,033
Kitsap County, Industrial Development Authority, Cara Land Project, RB
0.340%, 06/01/2031	1,325	1,325
Port of Seattle Washington, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,717
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 11/01/2020 @ 100
0.400%, 05/01/2045 (A)	5,000	4,967
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,525	1,614
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Ser F, GO, NATL
1.701%, 12/01/2021 (B)	$1,345	$1,336

		35,461

West Virginia — 0.4%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	768
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,575
West Virginia, Economic Development Authority, Wheeling Power Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,050

		5,393

Wisconsin — 1.4%
Glendale-River Hills, School District, RAN
2.000%, 08/27/2020	2,000	2,008
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	249
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	685
Wisconsin State, Health & Educational Facilities Authority, RB
5.000%, 04/01/2021	1,000	1,036
4.000%, 07/01/2020	1,210	1,213
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/27/2022 @ 100
0.560%, 08/15/2054 (A)	600	593
Wisconsin State, Ser A, GO Pre-Refunded @ 100
4.000%, 05/01/2022 (F)	10,715	11,495

		17,279

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100
0.430%, 12/01/2048 (A)	3,000	2,980

Multi-State — 1.0%
BB&T Municipal Trust, RB
0.940%, 11/30/2021 (A)(C)(E)	1,542	1,542

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.360%, 06/01/2021 (A)(C)	$11,600	$11,600

		13,142

Total Municipal Bonds (Cost $1,286,003) ($ Thousands)		1,289,715

Total Investments in Securities — 101.0% (Cost $1,286,003) ($ Thousands)		$1,289,715

Percentages are based on Net Assets of $1,277,304 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2020, the value of these securities amounted to $44,382 ($ Thousands), representing 3.5% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN— Tax Anticipate Note

TRAN – Tax Revenue Anticipation Note

As of May 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%
California — 98.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$2,810	$2,841
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,625
5.000%, 09/02/2025	990	1,190
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,545
5.000%, 10/01/2023	2,160	2,388
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,460
5.000%, 02/01/2028	4,000	4,998
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,524
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	718
California State, Bid Group B, GO
5.000%, 08/01/2026	5,000	6,311
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	490
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	793
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	925
California State, GO
5.000%, 08/01/2026	10,000	12,623
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,769
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,428
5.000%, 08/01/2031	5,000	6,354
California State, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,654

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	$1,500	$1,918
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	438
5.000%, 06/01/2026	350	384
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,390
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,096
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,173
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,854
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,279
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	610
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	994	1,014
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,484	1,535
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,138
5.000%, 11/01/2030	3,000	3,916
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100
0.504%, 08/01/2047 (A)	3,500	3,433

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	$350	$384
5.000%, 02/01/2024	500	563
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,228
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,157
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	581
5.000%, 07/01/2027	1,170	1,405
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	532
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,274
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,158
5.000%, 06/30/2029	1,300	1,498
5.000%, 12/31/2029	1,000	1,149
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	597
5.000%, 06/01/2026	310	378
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	2,765
5.000%, 05/15/2029	1,450	1,674
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	574
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,950
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	$2,005	$2,561
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,261
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,416
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (B)	825	889
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,592
5.000%, 05/15/2024	1,445	1,558
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	531
5.000%, 10/01/2022	500	545
5.000%, 10/01/2023	500	563
California State, Statewide Communities Development Authority, RB, AGM
5.000%, 11/15/2022	200	221
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,382
5.000%, 05/15/2026	1,355	1,494
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,823
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,266
California State, Various Purpose, GO
5.000%, 03/01/2025	1,000	1,210
5.000%, 11/01/2026	5,000	6,356
5.000%, 03/01/2029	1,300	1,738
California State, Various Purpose, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	3,000	3,301
California State, Various Purpose, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,607

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	$3,000	$3,471
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,531
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,299
Contra Costa, Transportation Authority, Ser A, RB
Callable 09/01/2020 @ 100
0.371%, 03/01/2034 (A)	3,000	2,982
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,590
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,217
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,786
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,078
5.000%, 06/01/2025	3,365	3,925
5.000%, 06/01/2026	1,500	1,780
5.000%, 06/01/2027	5,000	6,018
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,916
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	862
5.000%, 11/01/2025	1,000	1,215
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	738
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,207
5.000%, 05/01/2026	500	620
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	513
5.000%, 08/01/2025	570	692
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	$1,100	$1,313
5.000%, 05/15/2027	2,000	2,414
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,167
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,754
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	520	542
5.000%, 05/15/2022	900	938
5.000%, 05/15/2023	700	741
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	3,021
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,374
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,030	1,091
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,479
5.000%, 05/15/2028	1,000	1,233
5.000%, 05/15/2029	3,000	3,749
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,184
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,340
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,208
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,436
5.000%, 07/01/2026	2,650	3,306
5.000%, 07/01/2029	3,940	5,261
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,282
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,276
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,423

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	$1,100	$1,274
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	660
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,428
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	758
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,270
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	666
5.000%, 10/01/2026	500	608
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100
4.000%, 08/01/2028	1,000	1,204
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	634
5.000%, 09/01/2025	1,000	1,236
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,198
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,076
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	595
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,263
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,192
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	584
5.000%, 07/01/2026	400	476
5.000%, 07/01/2027	500	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,000	$1,206
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,432
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,631
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,218
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,203
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	605
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,942
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,190
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,553
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	298
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	476
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,432
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,927
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	11

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	$4,500	$5,733
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,443
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,158
5.000%, 03/01/2026	1,780	2,104
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,265
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,091
3.000%, 08/01/2033	2,580	2,787
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,745
Solano County, COP
5.000%, 11/01/2025	700	860
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	784
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	779
5.000%, 08/15/2024	1,000	1,074
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,725
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	525
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,327
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,439
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100
5.000%, 04/01/2024	1,000	1,163
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	$1,000	$1,251
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,219
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	696
4.000%, 08/01/2028	435	524
4.000%, 08/01/2029	735	894
4.000%, 08/01/2030	1,320	1,616
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,248
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,125
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,322
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,178
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,520
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,763

		323,130

Other — 0.5%
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,490	1,663

Total Municipal Bonds (Cost $310,421) ($ Thousands)		324,793

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

California Municipal Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	191,677	$192

Total Cash Equivalent (Cost $192) ($ Thousands)		192

Total Investments in Securities — 99.2% (Cost $310,613) ($ Thousands)		$324,985

Percentages are based on Net Assets of $327,474 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2020.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2020, the value of these securities amounted to $2,839 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	324,793	–	324,793
Cash Equivalent	192	–	–	192

Total Investments in Securities	192	324,793	–	324,985

As of May 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 3,611	$ 42,449	$ (45,868)	$ —	$ —	$ 192	191,677	$ 11	$ —

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.4%
Massachusetts — 98.4%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,294
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	586
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,076
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	521
Lowell City, GO
5.000%, 09/01/2027	1,520	1,971
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	703
5.000%, 07/01/2025	1,000	1,227
5.000%, 07/01/2026	1,000	1,257
5.000%, 07/01/2027	1,500	1,937
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	567
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,235
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,336
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	223
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	786
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	721
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,134
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	233
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	$500	$601
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	570
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	593
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	570
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	250
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,205
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,161
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	857
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,123
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,177
5.000%, 07/01/2025	1,000	1,198
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	616
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 03/01/2028	400	524
5.000%, 10/15/2028	500	678
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (B)	1,000	1,383
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	585

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	$400	$457
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	350	381
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	545
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,129
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	600	633
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	776
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	251
Massachusetts State, Educational Financing Authority, Education Loan Revenue, AMT, RB
5.000%, 01/01/2021	500	509
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	450
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	501
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	532
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	694
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	2,000	2,403
5.000%, 07/01/2028	1,000	1,241
5.000%, 07/01/2029	840	1,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$250	$303
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,188
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	745
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,241
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	601
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,314
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,263
5.000%, 07/01/2027	1,000	1,299
5.000%, 01/01/2028	1,500	1,971
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,222
5.000%, 10/01/2025	1,000	1,238
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,254
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,621
5.000%, 09/01/2028	1,000	1,337
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,245
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,157
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,250
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,333
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,190
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2030	1,500	2,016

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	$1,000	$1,214
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,266
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	612

Total Municipal Bonds (Cost $72,388) ($ Thousands)		76,564

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	269,043	269

Total Cash Equivalent (Cost $269) ($ Thousands)		269

Total Investments in Securities — 98.7% (Cost $72,657) ($ Thousands)		$76,833

Percentages are based on Net Assets of $77,841 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2020.

†	Investment in Affiliated Security (see Note.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	76,564	–	76,564
Cash Equivalent	269	–	–	269

Total Investments in Securities	269	76,564	–	76,833

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,368	$ 13,575	$ (14,674)	$ -	$ -	$ 269	269,043	$ 5	$ -

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.8%
Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,288
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,150

		2,438

New Jersey — 84.7%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	966
Bergen County, GO
Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,136
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,651
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,119
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	502
5.000%, 01/15/2026	1,820	2,236
Carlstadt, School District, GO
5.000%, 05/01/2023	500	566
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	585
Essex County, GO
5.000%, 08/01/2025	2,500	3,078
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,263
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	589
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,142
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,145
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	624
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	$500	$530
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,288
Monmouth County, GO
5.000%, 07/15/2025	3,280	4,039
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,276
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,572
Morris County, Ser B, GO
4.000%, 11/15/2020	485	493
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,069
5.000%, 06/15/2024	685	730
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,115
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,224
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	1,000	1,030
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,561
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,267
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,614

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	$1,000	$1,172
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,169
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,590
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,142
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,156
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	995	1,058
5.250%, 09/01/2021 (A)	80	85
5.000%, 09/01/2023	1,000	1,151
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,103
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	899
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,072
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,448
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,280
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	$1,000	$1,219
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	539
5.000%, 07/01/2025	1,000	1,173
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (B)	1,500	1,775
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group Issue, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,557
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,152
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,623
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	1,905	2,008
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	833
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	935	1,032
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	250
5.000%, 07/01/2029	270	343
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	328
5.000%, 07/01/2031	375	470
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (C)	1,400	1,538

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	$1,000	$1,083
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,577
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,643
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,748
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,258
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,176
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,753
North Hudson, Sewerage Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2022 (C)	90	98
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	858
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	456
5.000%, 06/15/2024	315	372
5.000%, 06/15/2025	250	305
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	665
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,224
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	627
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	910	944

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100
3.000%, 08/01/2030	$540	$604
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	235	239
5.000%, 11/01/2020 (A)	200	204
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	675
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	693
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	600
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,545	1,559
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	601

		96,820

New York — 8.0%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,593
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,231
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,140
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,124

		9,088

Pennsylvania — 3.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,875
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,621

		3,496

Total Municipal Bonds (Cost $107,160) ($ Thousands)		111,842

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	889,058	$889

Total Cash Equivalent (Cost $889) ($ Thousands)		889

Total Investments in Securities — 98.6% (Cost $108,049) ($ Thousands)		$112,731

Percentages are based on Net Assets of $114,295 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2020.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of May 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	111,842	–	111,842
Cash Equivalent	889	–	–	889

Total Investments in Securities	889	111,842	–	112,731

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands)

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 595	$ 20,863	$ (20,569)	$ —	$ —	$ 889	889,058	$ 10	$ —

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.0%
New York — 98.0%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	$650	$728
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	525
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	511
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,065
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	409
5.000%, 08/01/2027	275	327
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	260
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	640
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,210
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	216
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,407
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	602
Erie County, Ser B, GO
5.000%, 06/01/2024	1,200	1,420
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	529
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,460
5.000%, 09/01/2027	1,000	1,258
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,258
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,812
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	$2,280	$2,404
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,265
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,445
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,129
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,063
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,033
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,032
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,227
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,284
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	847
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	965
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,195
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,241
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,111
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,098
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,233

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	$1,500	$1,633
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,109
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,587
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,101
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,052
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,819
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	1,013
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,255
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,948
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,470
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	5,022
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,261
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,354
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,458
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	590
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	$1,080	$1,370
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,087
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	1,000	1,070
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,556
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,182
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	557
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,152
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,170
5.000%, 07/01/2027	500	632
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,438
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,147
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,072
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,108
5.000%, 07/01/2024	1,000	1,137
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	260
New York State, Dormitory Authority, RB
5.000%, 07/01/2025	1,000	1,203
5.000%, 07/01/2027	570	682
5.000%, 09/01/2027	750	867
5.000%, 07/01/2028	665	810
5.000%, 08/01/2028	1,500	1,755

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	$500	$615
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,224
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	919
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,230
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2023	2,250	2,570
5.000%, 03/15/2025	2,000	2,401
5.000%, 07/01/2025	1,500	1,796
5.000%, 07/01/2026	1,600	1,903
5.000%, 07/01/2028	1,500	1,967
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,586
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,074
New York State, Dormitory Authority, Ser A-2, RB
5.000%, 07/01/2030	500	697
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,959
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,384
5.000%, 03/15/2026 (B)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,803
New York State, Dormitory Authority, St. Johns University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	941
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	$1,680	$1,892
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	628
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,273
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,103
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,675
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,392
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,222
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,369
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,007
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,444
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	621
Oneida County, Local Development, RB, AGM
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,938
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	582
5.000%, 05/01/2027	500	592
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	573

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	$2,500	$2,965
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,415
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,295
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,592
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,716
5.000%, 11/15/2024	2,000	2,361
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,365
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,289
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,256
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,238
5.000%, 06/01/2025	750	857
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	822
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,272
Westchester County, Local Development, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	280
5.000%, 07/01/2026	300	326
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	626
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,952

Total Municipal Bonds (Cost $170,219) ($ Thousands)		177,032

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	2,407,900	$2,408

Total Cash Equivalent (Cost $2,408) ($ Thousands)		2,408

Total Investments in Securities — 99.3% (Cost $172,627) ($ Thousands)		$179,440

Percentages are based on Net Assets of $180,764 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2020.

†	Investment in affiliated security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

SER — Series

The following is a list of the level of inputs used as of May 31, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	177,032	–	177,032
Cash Equivalent	2,408	–	–	2,408

Total Investments in Securities	2,408	177,032	–	179,440

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

New York Municipal Bond Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 132	$ 26,151	$ (23,875)	$ —	$ —	$ 2,408	2,407,900	$ 7	$ —

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.9%
Pennsylvania — 97.9%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,934
5.000%, 02/01/2030	500	682
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	638
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,062
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB
6.000%, 07/01/2023	1,000	1,149
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,522
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,196
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,273
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	533
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,237
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,556
Chester County, Health & Education Facilities Authority, Ser A, RB
5.000%, 09/01/2028	175	225
5.000%, 09/01/2029	375	492
Chester County, School Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,217
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,936
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,059
Cumberland County, Municipal Authority, RB
5.000%, 11/01/2029	780	998
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,213
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	$600	$689
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	536
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	534
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	769
5.000%, 11/01/2026	425	538
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,152
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,299
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,683
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,293
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
0.530%, 09/01/2048 (A)	2,000	1,974
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	726
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,196
Hempfield Area, School District, GO, AGM
5.000%, 03/15/2025	1,600	1,933
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,182
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	877
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,560
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 08/15/2026	$500	$609
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,490
Luzerne County, Industrial Development Authority, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (A)	1,700	1,840
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,261
5.000%, 09/01/2026	690	826
5.000%, 09/01/2027	660	787
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,145
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,082
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	570
5.000%, 09/01/2028	1,500	1,788
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	776
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	680
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,184
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	511
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	451
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,097
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	628
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (A)	$1,000	$1,007
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,020
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,192
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,143
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,376
5.000%, 08/15/2025	1,995	2,433
5.000%, 01/01/2026	5,000	6,176
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,346
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,208
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,840
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB
5.000%, 06/15/2026	1,500	1,812
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	1,005
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,096
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,247
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	503
5.000%, 11/01/2022	660	676

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	$1,725	$1,775
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,947
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,673
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,213
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,947
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	633
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	515
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	563
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2025	850	1,010
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	407
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	638
5.000%, 12/01/2025	600	713
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	623
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,460
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$2,500	$2,981
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,181
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,524
5.000%, 08/01/2027	1,705	2,092
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,571
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,374
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	968
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	565
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,238
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,178
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	504
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,583
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,131
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,232
5.000%, 08/01/2027	1,000	1,263
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	590
5.000%, 11/01/2027	1,800	2,292
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,283

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, GO
5.000%, 09/01/2027	$415	$526
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,268
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,209
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,517
5.000%, 09/01/2029	750	1,010
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,138
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,146
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	341
5.000%, 10/01/2031	325	439
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,583
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,206
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,193
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	621
5.000%, 06/01/2025	500	597
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	2,009
5.000%, 03/01/2027	1,000	1,274
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	939
State College Area, School District, GO
5.000%, 05/15/2028	280	371
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	495
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,550
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	$1,000	$1,154
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,158
5.000%, 08/15/2026	610	738
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,200
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	700	793
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,080

Total Municipal Bonds (Cost $158,790) ($ Thousands)		168,603

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	1,652,237	1,652

Total Cash Equivalent (Cost $1,652) ($ Thousands)		1,652

Total Investments in Securities — 98.9% (Cost $160,442) ($ Thousands)		$170,255

Percentages are based on Net Assets of $172,161 ($ Thousands).
†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of May 31, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Pennsylvania Municipal Bond Fund (Continued)

The following is a list of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	168,603	–	168,603
Cash Equivalent	1,652	–	–	1,652

Total Investments in Securities	1,652	168,603	–	170,255

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,469	$23,766	$(23,583)	$ -	$ -	$1,652	1,652,237	$11	$ -

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 73.9%
Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$764
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	13,823
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,967
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (A)	1,565	1,682

		18,236

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (B)	200	10

Arizona — 1.6%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,589
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,104
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (C)	1,510	1,512
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	444
Maricopa County, Industrial Development Authority, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,733
Phoenix, Civic Improvement, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2044	4,625	5,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (C)	$3,565	$3,166
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	948
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 07/13/2020 @ 100
5.000%, 06/01/2037	265	256
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	505
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.125%, 10/01/2052 (C)	500	477
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (C)	1,000	943

		20,110

Arkansas — 0.3%
Arkansas, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (C)	4,250	3,654

California — 7.3%
Bay Area, Toll Authority, Ser S4, RB Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,709
California County, Tobacco Securitization Agency, RB
Callable 06/25/2020 @ 18
9.513%, 06/01/2046 (E)	12,000	2,094
California County, Tobacco Securitization Agency, RB
Callable 06/25/2020 @ 21
6.982%, 06/01/2046 (E)	10,000	1,901
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (C)	1,000	1,038

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (C)	$500	$520
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (C)	3,000	3,116
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,674
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (C)(D)	1,360	1,445
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	1,002
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,172
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,000	1,920
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,720
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,677
California State, Regents of the University, RB
Callable 11/15/2020 @ 100
3.706%, 05/15/2120	4,000	3,884
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	973
5.000%, 06/01/2051 (C)	1,000	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	$200	$211
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (C)	2,150	2,204
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	2,500	2,564
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 07/13/2020 @ 100
6.000%, 05/01/2037	7,500	7,522
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,367
5.000%, 09/01/2030	1,000	1,060
5.000%, 09/01/2034	900	945
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,158
Imperial, Irrigation District, Electric System Revenue, Ser C, RB Pre-Refunded @ 100
5.000%, 11/01/2020 (D)	1,540	1,571
Long Beach, Towne Center Project, SAB
Callable 10/01/2020 @ 100
5.400%, 10/01/2023	650	658
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (C)	1,000	896
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,804
Northern California, Tobacco Securitization Authority, Sub-Ser B, RB
Callable 06/29/2020 @ 23
7.114%, 06/01/2045 (E)	11,000	2,305
Northern California, Tobacco Securitization Authority, Sub-Ser C, RB
Callable 06/29/2020 @ 19
10.797%, 06/01/2045 (E)	23,685	3,751
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100
5.250%, 11/01/2020 (D)	320	326

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.965%, 08/01/2038 (E)	$5,410	$3,570
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,135
5.000%, 09/01/2031	1,000	1,127
5.000%, 09/01/2032	1,000	1,121
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,189
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,059
Southern California, Tobacco Securitization Authority, RB
Callable 06/29/2020 @ 20
7.049%, 06/01/2046 (E)	12,000	2,231
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
5.725%, 06/01/2054 (E)	5,700	903
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	2,500	2,992
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	819
Windsor, Unified School District, Election 2008, Ser D, GO
12.460%, 08/01/2035 (E)	1,800	1,283

		89,579

Colorado — 2.0%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	475
5.000%, 12/01/2048	500	462
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	527
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	437

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	$1,250	$1,401
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,518
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (C)	685	671
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	1,000	1,109
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,084
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	500
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	811
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	500
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,114
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	501
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,555
Hunters Overlook, Metropolitan District No. 5, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2049	750	690
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (C)	875	822
Sabell Metropolitan District, Ser A, GO
Callable 03/01/2025 @ 103
5.000%, 12/01/2050 (C)	455	407

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	$550	$531
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,856
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,091
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	776
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	462

		24,300

Connecticut — 1.4%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	1,000	905
5.000%, 09/01/2053 (C)	1,500	1,334
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	462
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,511
Connecticut State, Special Tax Revenue, TA
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	6,786
New Haven, Ser A, GO
5.000%, 08/01/2026	580	660
5.000%, 08/01/2027	1,000	1,154

		16,812

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	437
4.625%, 09/01/2032	1,635	1,682

		2,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 0.3%
District of Columbia, Ser A, GO
Callable 04/15/2029 @ 100
5.000%, 10/15/2044	$2,500	$3,176

Florida — 2.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	540
8.000%, 10/01/2042	1,000	1,072
Atlantic Beach, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,361
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,224
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (C)	1,585	965
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	571
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (C)	1,000	960
Central Florida, Expressway Authority, Ser B, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2044	7,500	8,904
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 07/13/2020 @ 105
6.500%, 01/01/2049 (A)(C)	2,500	2,120
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021 (F)	300	310
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (C)	500	449
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,875	2,044

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (C)	$995	$1,001
Miami-Dade County, Special Obligation, RB
Callable 10/01/2026 @ 82
4.329%, 10/01/2032 (E)	2,900	2,053
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,250
Miami-Dade County, Water & Sewer System Revenue, Ser 2016-XG0030, RB, AGM
Callable 10/01/2020 @ 100
0.140%, 10/01/2033 (A)(C)	1,000	1,000
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,022
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,038
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	642
4.000%, 05/15/2028	1,205	1,170
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.750%, 11/15/2054	685	526
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Pre-Refunded @ 100
5.875%, 08/01/2020 (D)	500	505
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	364
4.500%, 05/01/2023	155	156

		34,247

Georgia — 3.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	$1,500	$1,281
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,182
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	533
5.000%, 01/01/2063	1,700	1,872
4.000%, 01/01/2049	1,000	1,036
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	2,261	3,159
6.637%, 04/01/2057	3,742	5,110
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (A)	12,300	13,326
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,265
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (A)	3,120	3,440

		39,348

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.750%, 07/01/2020 (D)	500	502

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	1,065	979
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (C)	365	370

		1,349

Illinois — 7.5%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 07/13/2020 @ 100
5.700%, 05/01/2036	250	223
Chicago, Board of Education, GO
4.549%, 12/01/2023 (E)	545	498

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	$2,750	$2,741
5.000%, 12/01/2034	1,400	1,392
5.000%, 12/01/2035	1,500	1,483
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,021
5.000%, 12/01/2027	500	510
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,507
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	4,703
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	2,982
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,805
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2021	2,235	2,279
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,474
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,610
5.500%, 01/01/2037	2,440	2,500
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	11,240
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (C)	1,800	1,778
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	3,016
City of Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,038
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (A)	$1,250	$1,347
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
6.250%, 12/01/2052 (B)	1,485	30
5.250%, 12/01/2052 (B)	4,190	1,156
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	210
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,275
5.000%, 02/15/2037	1,750	1,371
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	978
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	460
Illinois State, GO
5.500%, 05/01/2030	2,000	2,117
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,530
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,001
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	4,552
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	2,000	2,026
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,416
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,546
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,104
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,059
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	2,527

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.158%, 06/15/2045 (E)	$7,500	$2,543
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,315
Will County, Community High School District No. 210 Lincoln-Way, GO, BAM-TCRS
5.541%, 01/01/2033 (E)	100	67
5.333%, 01/01/2031 (E)	300	220
4.917%, 01/01/2029 (E)	400	316

		92,474

Indiana — 1.5%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,415
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	2,675	2,377
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/13/2020 @ 100
5.000%, 07/01/2040	375	375
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,040
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (C)	14,200	11,939
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (D)	685	729

		17,875

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	245
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 07/13/2020 @ 100
0.000%, 05/15/2056	125	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (A)	$637	$604
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,465	1,493
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	841

		3,185

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	943
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	484
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	484
5.000%, 05/15/2047	1,000	817
Wyandotte County, Kansas City Unified Government, RB
7.140%, 09/01/2034 (C)(E)	2,500	987

		3,715

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	647
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,100
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (D)	500	500

		2,247

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana — 1.0%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (C)	$1,000	$969
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (C)	500	383
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (C)	900	834
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	751
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	1,000	1,059
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(C)	6,000	6,544
St. John the Baptist, Marathon Oil Project, RB
2.000%, 06/01/2037 (A)	2,035	1,913

		12,453

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (C)	2,000	1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,715

		3,815

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland — 1.5%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	$4,500	$4,812
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	11,384
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,657

		17,853

Massachusetts — 1.2%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,720
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100
7.000%, 07/01/2020 (D)	1,500	1,508
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 06/22/2020 @ 100
6.000%, 01/01/2028	175	175
Massachusetts State, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2047	8,500	10,791

		14,194

Michigan — 1.9%
Detroit, GO
5.000%, 04/01/2026	1,000	1,060
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 07/13/2020 @ 100
5.000%, 11/01/2036	300	258
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,703

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	$3,000	$3,360
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,019
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 07/13/2020 @ 100
6.500%, 09/01/2037 (C)	750	585
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 06/29/2020 @ 12
9.190%, 06/01/2046 (E)	21,000	2,242
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
16.011%, 06/01/2058 (E)	145,250	5,479

		23,706

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	995	986
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (C)	750	768
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	710	630
Shakopee, Senior Housing Revenue, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(C)	500	480
St. Cloud, Health Care Revenue, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,302
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	282

		7,448

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	843

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (C)	$335	$325
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,425	2,636

		3,804

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,318

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,372
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,344

		7,716

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (C)	2,500	2,007
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (C)	3,000	2,925
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
7.840%, 07/01/2058 (C)(E)	10,000	881
Reno, TRAN
Callable 07/01/2038 @ 31
6.640%, 07/01/2058 (C)(E)	22,000	2,363

		8,176

New Hampshire — 0.2%
New Hampshire, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,056

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 1.8%
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	$1,055	$1,096
New Jersey State, Economic Development Authority, Ser A, RB
6.000%, 05/15/2028 (B)	54	1
New Jersey State, Economic Development Authority, Ser G, RB
5.969%, 09/01/2026 (C)	8,500	9,974
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	725	677
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,176
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,630
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	770	807
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.358%, 12/15/2030 (E)	1,000	632
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,291
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	551
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,657

		22,492

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 8.3%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	$1,500	$1,510
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,095
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,319
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2059	2,000	2,145
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,006
New York City, Industrial Development Agency, Yankee Stadium Project, RB
2.419%, 03/01/2026 (A)	425	415
2.409%, 03/01/2025 (A)	400	392
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A2, RB
Callable 05/01/2029 @ 100
5.000%, 05/01/2037	3,695	4,630
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 06/29/2020 @ 11
16.408%, 06/01/2055 (E)	57,000	3,288
New York Counties, Tobacco Trust V, RB
Callable 06/29/2020 @ 10
9.189%, 06/01/2055 (E)	18,000	1,126
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	500	502
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, RB
5.000%, 03/15/2048	5,000	6,064
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	8,938

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/2029 @ 100
5.000%, 03/15/2045	$1,000	$1,221
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,361
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,212
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,024
5.000%, 11/15/2044 (C)	10,750	10,600
New York State, Power Authority, Ser A, RB
Callable 05/15/2030 @ 100
4.000%, 11/15/2055	2,000	2,321
New York State, Thruway Authority, Ser N-GROUP, RB
Callable 01/01/2030 @ 100
3.000%, 01/01/2048	2,135	2,159
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,160
New York State, Transportation Development, American Airlines, AMT, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2031	4,500	4,328
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,062
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	552
5.000%, 01/01/2033	4,085	4,103
New York State, Urban Development, RB
Callable 09/15/2028 @ 100
5.000%, 03/15/2041	5,000	6,109
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	4,440	5,017
Suffolk County, RAN
5.000%, 03/19/2021	500	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bond, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	$4,250	$3,995
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,609
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	833
5.250%, 09/15/2053	2,500	2,039

		101,655

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	468
5.000%, 09/01/2023	610	614
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	480

		1,562

Ohio — 3.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	6,000	6,339
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
5.622%, 06/01/2057 (E)	59,500	7,682
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	3,435	3,466
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (D)	500	511
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	944
5.000%, 12/01/2033	2,460	2,450

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	$4,000	$3,635
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,518
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (C)	1,750	1,260
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (C)	1,615	955
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 04/01/2028 (A)	3,420	3,426
Ohio State, Air Quality Development Authority, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (C)	2,250	2,144
Ohio State, Air Quality Development Authority, RB
3.250%, 09/01/2029	2,510	2,426
Ohio State, Water Development Authority Water Pollution Control Loan Fund, Ser A, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2050	750	971
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,539

		43,266

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,675
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	2,980	3,020
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (B)	$2,163	$5
6.875%, 11/01/2046 (B)	1,081	3
6.625%, 11/01/2036 (B)	522	1

		6,942

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB
Callable 07/02/2020 @ 100
3.200%, 05/15/2025	770	764
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,490
Eugene, Electric Utility System Revenue, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2049	1,000	1,181
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (B)(C)	6,100	4,131
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (C)(D)	150	152
Oregon State, Ser A, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2044	2,000	2,549

		10,267

Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	309
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,256
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	275	264
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	994

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	$495	$492
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,041
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,175
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,389
Pennsylvania State, Economic Development Financing Authority, Carbonlite Project, AMT, RB
Callable 06/01/2026 @ 103
5.750%, 06/01/2036 (C)	1,250	1,128
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	250	251
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,065
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,006
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (C)	2,000	2,011
Pittsburgh, Urban Redevelopment Authority, RB
Callable 07/02/2020 @ 100
0.600%, 12/01/2020 (A)	1,000	1,000
Scranton, GO
5.000%, 09/01/2023 (C)	1,000	1,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (C)	$2,800	$3,021
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	705	698
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	445	419

		23,617

Puerto Rico — 4.6%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 07/13/2020 @ 100
5.125%, 07/01/2047	2,300	2,300
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (B)	2,000	380
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (B)	1,000	190
Puerto Rico Commonwealth, Ser A, GO
5.125%, 07/01/2028 (B)	560	344
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (B)	3,000	1,729
5.000%, 07/01/2041 (B)	3,300	1,827
Puerto Rico Commonwealth, Ser B, GO
5.000%, 07/01/2035 (B)	1,600	994
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 07/13/2020 @ 100
4.500%, 07/01/2036	810	795
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2029 (B)	5,920	3,641
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2021 (B)	3,605	2,226
5.250%, 07/01/2030 (B)	200	123
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (B)	5,250	3,242
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (B)	2,000	1,230
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)	3,515	2,162

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/13/2020 @ 100
1.480%, 07/01/2029 (A)	$9,040	$7,729
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (B)	1,380	856
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (B)	1,265	768
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	11,246
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	5,880
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 30
5.197%, 07/01/2051 (E)	46,000	8,669

		56,331

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,189
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/29/2020 @ 15
6.603%, 06/01/2052 (E)	6,890	956

		2,145

South Carolina — 1.6%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,392
4.000%, 12/01/2044	2,000	2,200
South Carolina State, Jobs-Economic Development Authority, McLeod Health Obligation Group, RB
Callable 05/01/2028 @ 100
5.000%, 11/01/2048	2,500	2,909

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (C)	$1,000	$785
5.250%, 02/01/2027 (C)	1,000	893
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
Callable 03/01/2021 @ 100
8.000%, 12/06/2029	155	143
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,545
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	6,753

		19,620

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	1,894
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	1,000	854
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	500	502
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	663
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	500	504
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,727
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,594

		11,738

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas — 4.7%
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	$300	$282
5.000%, 01/01/2034	300	282
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (C)	9,770	10,764
7.000%, 03/01/2039	500	488
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (D)	1,000	1,033
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (D)	1,000	1,062
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (D)	500	514
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,334
6.000%, 08/15/2038	1,500	1,612
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	8,092
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,866
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	805	852
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (C)	1,000	917
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A-1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	$500	$480
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,008
5.000%, 07/01/2031	250	218
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	1,500	1,307
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	194
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	152
5.000%, 06/15/2038	375	379
4.250%, 06/15/2028	150	151
North Texas, Tollway Authority, Ser A, RB
Callable 07/13/2020 @ 100
6.250%, 02/01/2023	2,000	2,004
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,722
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,692
Port Beaumont, Navigation District, RB
Callable 01/01/2022 @ 103
6.000%, 01/01/2025 (C)	2,000	1,999
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (C)	1,000	1,110
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	504
5.125%, 01/01/2041	500	488
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (D)	500	506

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	$670	$750
Texas State, Water Development Board, RB
Callable 04/15/2028 @ 100
5.000%, 10/15/2043	1,000	1,254
Texas State, Water Development Board, RB
Callable 10/15/2028 @ 100
5.000%, 04/15/2049	1,000	1,264
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,034
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (B)(C)	2,500	1,935

		57,693

Utah — 0.0%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	700	701

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	766
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	641

		1,407

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,040	991

Virginia — 0.6%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	921
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	354
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	905

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/13/2020 @ 100
2.000%, 10/01/2048	$40	$3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,245	2,097
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 07/13/2020 @ 100
6.050%, 03/01/2054	118	22
Lewistown Commerce Center, Community Development Authority, TA
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	83
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(C)	500	505
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,618

		7,508

Washington — 2.0%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,189
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Pre-Refunded @ 100
5.750%, 12/01/2020 (D)	1,500	1,541
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (D)	1,500	1,539
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (C)	345	332
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (C)	225	211
4.000%, 07/01/2028 (C)	400	363

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Ser A, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2041	$3,500	$4,311
Washington State, Ser C, GO
Callable 02/01/2030 @ 100
5.000%, 02/01/2036	6,000	7,955
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,085
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,565

		25,091

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB
Callable 06/29/2020 @ 11
19.742%, 06/01/2047 (E)	77,750	3,670

Wisconsin — 2.6%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,007
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	901
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,302
5.000%, 08/01/2028	1,230	1,181
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (C)	3,250	2,999
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	886
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	1,750	1,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	$2,500	$2,510
5.000%, 03/01/2048	1,500	1,456
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,115
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (C)	3,500	3,997
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (C)	2,770	2,352
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (C)	1,750	1,755
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (C)	1,750	1,437
6.250%, 01/01/2038 (C)	1,120	920
6.125%, 01/01/2033 (C)	2,200	1,891
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (C)	3,500	3,700

		31,468

Total Municipal Bonds (Cost $895,575) ($ Thousands)		905,671

CORPORATE OBLIGATIONS — 14.3%
Financials — 13.2%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%(C)(G)	6,900	7,637

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AXA
6.379%, VAR ICE LIBOR USD 3 Month +2.256%(C)(G)	$5,200	$6,552
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(G)	2,900	3,125
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(G)	2,300	2,518
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(G)	5,000	5,175
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%(G)	1,000	943
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(G)	2,900	2,827
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +5.672%(G)	1,500	1,537
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(G)	1,000	985
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%(C)(G)	1,900	1,948
7.195%, VAR ICE LIBOR USD 3 Month+1.290%(G)	6,200	6,671
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(G)	7,325	7,687
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%(G)	3,800	4,047
6.125%, VAR ICE LIBOR USD 3 Month+4.478%(G)	3,000	2,932
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(G)	1,000	1,010
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%(G)	2,500	2,349
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +5.313%(G)	1,000	987
5.333%, VAR ICE LIBOR USD 3 Month+3.960%(G)	5,000	4,245
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%(G)	500	502
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +5.291%(G)	2,600	2,586

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(C)(G)	$2,000	$2,150
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(C)(G)	800	819
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%(C)(G)	2,500	2,614
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(C)(G)	2,500	2,312
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month +3.167%(C)(G)	2,250	1,935
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%(G)	1,000	1,025
4.370%, VAR ICE LIBOR USD 3 Month+3.922%(G)	1,000	897
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%(G)	8,000	8,198
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%(G)	1,500	1,457
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.945%(G)	600	603
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%(G)	3,500	3,557
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%(G)	1,000	969
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%(G)	7,200	7,668
6.000%, VAR ICE LIBOR USD 3 Month+3.300%(G)	1,800	1,800
4.487%, VAR ICE LIBOR USD 3 Month+3.800%(G)	1,200	1,106
4.230%, VAR ICE LIBOR USD 3 Month+3.470%(G)	1,025	912
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%(G)	3,000	2,805
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month +1.270%(C)(G)	7,500	8,334
6.657%, VAR ICE LIBOR USD 3 Month +1.270%(G)	1,000	1,111

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%(G)	$500	$500
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +3.174%(G)	3,800	3,738
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%(G)	2,500	2,238
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%(C)(G)	5,000	4,998
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(G)	1,000	965
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%(G)	2,000	2,006
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%(G)	5,200	5,013
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(G)	200	216
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%(G)	700	686
3.770%, VAR ICE LIBOR USD 3 Month+2.320%(G)	4,300	3,852
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%(C)(G)	1,800	1,926
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%(G)	600	604
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month +1.460%(C)(G)	4,500	4,882
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +4.605%(G)	1,000	1,008
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +3.003%(G)	7,100	6,752
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(C)(G)	600	618
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr +3.358%(G)	1,200	1,188
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(G)	3,411	3,616

		161,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Utilities — 1.1%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.993%(G)	$6,000	$5,870
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%(G)	4,100	4,151
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%(G)	2,500	2,375
Pacific Gas & Electric
6.350%, 02/15/2038 (B)	200	227
6.250%, 03/01/2039 (B)	100	113
6.050%, 03/01/2034 (B)	300	342
3.850%, 11/15/2023 (B)	50	53
3.500%, 10/01/2020 (B)	100	104
3.400%, 08/15/2024 (B)	100	105
3.300%, 03/15/2027 (B)	100	102
3.250%, 09/15/2021 (B)	100	104
3.250%, 06/15/2023 (B)	150	154

		13,700

Total Corporate Obligations (Cost $175,005) ($ Thousands)		175,041

	Shares

PREFERRED STOCK — 7.1%

Communication Services — 0.3%
AT&T
4.750%	137,000	3,251

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*	31,000	2,666

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	122

Financials — 6.2%
Allstate
4.750%	24,500	627
Arch Capital Group
5.450%	13,693	347
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	194
Bank of America
6.200%	30,000	775

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Bank of New York Mellon
5.200%	8,928	$228
Capital One Financial
5.000%	71,700	1,675
Charles Schwab
6.000%	101,415	2,579
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,320
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,050
6.125%	20,000	2,030
Equitable Holdings
5.250%	25,000	597
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,180
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	64
6.300%	8,311	217
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,067
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	934
Huntington Bancshares
6.250%	120,000	3,080
5.875%	20,322	519
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	112
MetLife
5.625%	29,780	789
4.750%	200,000	4,964
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	113,879	3,153
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,457
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,511
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,867
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	34,498	894
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,610	2,102

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	$69
5.700%, VAR ICE LIBOR USD 3 Month+3.148%	16,000	411
RenaissanceRe Holdings
5.375%	88,684	2,236
State Street
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	2,939
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	156
Sterling Bancorp
6.500%	36,337	916
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	50,000	1,093
Truist Financial
5.625%	52,000	1,339
5.200%	5,717	145
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,470
5.150%*	45,433	1,153
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	718
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	73,487	1,821
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	105,000	2,702
Webster Financial
5.250%	42,731	1,100
Wells Fargo
7.500%*	2,154	2,908
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,525
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,012
5.625%	5,000	129

		76,174

Utilities — 0.4%
Alabama Power
5.000%	9,000	249
Duke Energy
5.750%	6,000	166
Entergy Texas
5.375%	40,000	1,035
Interstate Power & Light
5.100%	104,544	2,668

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
NSTAR Electric
4.780%	10,708	$1,095

		5,213

Total Preferred Stock (Cost $84,039) ($ Thousands)		87,426

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 4.7%
United States Treasury Bills
0.140%, 07/28/2020 (E)	$13,000	12,997
0.138%, 08/27/2020 (E)	15,900	15,894
0.110%, 08/06/2020 (E)	28,200	28,193

Total U.S. Treasury Obligations (Cost $57,086) ($ Thousands)		57,084

	Shares

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.090%**†	3,239,045	3,239

Total Cash Equivalent (Cost $3,239) ($ Thousands)		3,239

Total Investments in Securities — 100.3% (Cost $1,214,944) ($ Thousands)		$1,228,461

Percentages are based on Net Assets of $1,224,722 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is in default on interest payment.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2020, the value of these securities amounted to $211,574 ($ Thousands), representing 17.3% of the Net Assets of the Fund.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Perpetual security.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RAN — Revenue Anticipated Note

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of May 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	905,671	–	905,671
Corporate Obligations	–	175,041	–	175,041
Preferred Stock	77,549	9,877	–	87,426
U.S. Treasury Obligations	–	57,084	–	57,084
Cash Equivalent	3,239	–	–	3,239

Total Investments in Securities	80,788	1,147,673	–	1,228,461

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,816	$36,443	$(38,020)	$-	$-	$3,239	3,239,045	$81	$-

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2020